Segment information - Revenue And Operating Profits (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Revenues		$ 3,020.6	$ 3,061.4	$ 3,562.3
Operating Profit (Loss)		184.5	96.4	59.4
Foreign currency transaction losses	$ (18.0)	1.4	(26.8)	(127.2)
Share-based compensation adj.		10.7	0.8	(136.9)
Reportable Segments:
Segment Reporting Information [Line Items]
Revenues		2,908.4	2,976.9	3,350.5
Operating Profit (Loss)		270.4	248.5	244.7
Corporate items:
Segment Reporting Information [Line Items]
General, administrative and other expenses		(59.8)	(81.0)	(110.8)
Foreign currency transaction losses		3.8	(8.8)	(2.6)
Reconciliation of segment policies to GAAP		(2.2)	4.6	(2.3)
Other items not allocated to segments:
Segment Reporting Information [Line Items]
Acquisitions and dispositions, Revenues		2.8
Reorganization and Restructuring		(30.3)	(15.3)	(21.8)
Acquisitions and dispositions, Operating Profit (Loss)		(15.9)	(6.0)	49.4
Share-based compensation adj.				(2.4)
Venezuela
Segment Reporting Information [Line Items]
Foreign currency transaction losses		(4.8)
Venezuela | Other items not allocated to segments:
Segment Reporting Information [Line Items]
Revenues		109.4	84.5	211.8
Operating Profit (Loss)		18.5	(45.6)	(94.8)
North America | Reportable Segments:
Segment Reporting Information [Line Items]
Revenues		1,210.3	1,224.0	1,296.9
Operating Profit (Loss)		40.1	45.6	40.3
South America | Reportable Segments:
Segment Reporting Information [Line Items]
Revenues		718.7	719.3	839.9
Operating Profit (Loss)		120.4	102.1	87.8
Rest of World | Reportable Segments:
Segment Reporting Information [Line Items]
Revenues		979.4	1,033.6	1,213.7
Operating Profit (Loss)		$ 109.9	$ 100.8	$ 116.6